Related party transactions - Key Management Personnel Compensation (Details) - Managing directors - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Short-term compensation	€ 4,035	€ 6,421	€ 1,623
Personnel expenses from long-term employee benefits		1,216	1,340
Income from reversal of other long-term employee benefits		(2,056)
Long-term employee benefits (net income)		(840)	1,340
Share-based compensation - Old Plans		427	65
Share-based compensation - IPO related compensation for Managing Directors	38,723	61,578
Share-based compensation - Long-term incentive program	957
Total Share-based compensation	39,680	62,005	65
Total personnel expenses for Managing Directors	€ 43,716	€ 67,586	€ 3,028